Events After the Reporting Date (Details) - EUR (€) € in Thousands						12 Months Ended
	Feb. 15, 2021	Feb. 11, 2021	Jan. 28, 2021	Jan. 25, 2021	Aug. 17, 2018	Dec. 31, 2020	Feb. 10, 2021	Jan. 06, 2021
Events after the reporting date
Bank guarantee and pledge of gradual rate deposit account						€ 1,700
Impairment of tax loss carry back						€ (333)
Inventiva Inc.
Events after the reporting date
Proportion of ownership interest in subsidiary						100.00%
Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015
Events after the reporting date
Proposed tax adjustment					€ 1,900
Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015 | Minimum
Events after the reporting date
Initial provision						€ 400
Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015 | Maximum
Events after the reporting date
Initial provision						1,500
Guarantee given to the tax authorities | Provision for tax audit for the years ended December 31, 2016 and December 31, 2017
Events after the reporting date
Bank guarantee and pledge of gradual rate deposit account								€ 1,000
Tax audit for payroll taxes | Provision related to tax audit for the years ended 2013, 2014 and 2015
Events after the reporting date
Period to conduct the appeal process				2 months
Settlement of maximum indemnification requested							€ 2,000
Proposed tax adjustment		€ 1,900
Impairment of tax loss carry back
Events after the reporting date
Impairment of tax loss carry back	€ 300
Tax audit for CIR | Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015
Events after the reporting date
Amount of relief from tax assessment			€ 300
Tax audit for CIR | Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015 | Minimum
Events after the reporting date
Initial provision						400
Tax audit for CIR | Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015 | Maximum
Events after the reporting date
Initial provision						€ 1,500